Subsequent events	12 Months Ended
Mar. 31, 2021
Subsequent Events [Abstract]
Subsequent events
25	Subsequent events

The company has entered into a lease agreement to lease out part of the Shenzhen factory to a third party starting from April 1, 2021 up to March 31, 2022, with a monthly payment of RMB 112,500 (or approximately $17,000)